Investments in Associates and Joint Ventures - Summary of Latest Published Information (Parenthetical) (Details)	Dec. 31, 2016
Associates And Joint Ventures | Reynolds American Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of interest in associate	42.20%